Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jan. 25, 2023	Jan. 18, 2023	Dec. 31, 2022	Dec. 09, 2021
Subsequent Events (Details) [Line Items]
Price per share				$ 0.67
Exercise price			$ 0.4
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of aggregate shares (in Shares)		1,569,444
Purchase of warrants (in Shares)		2,354,166
Gross proceeds (in Dollars)		$ 7.1
Warrants issuance period		5 years
Exercise price per warrants		$ 4.5
Price per share		$ 4.5
July warrants[Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of aggregate shares (in Shares)	10,549,000
Exercise price	$ 1.5
April warrants[Member]
Subsequent Events (Details) [Line Items]
Exercise price	$ 3.6
April warrants[Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of aggregate shares (in Shares)	5,549,000